Concentration of Risk and Financial Instruments (Options) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration of Risk and Financial Instruments [Abstract]
Gain (loss) from derivatives not designated as hedging instruments	$ 0	$ 0	$ (3)